Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Amounts due from financial institutions	R$ 71,106	R$ 126,619	R$ 139,642
Loans and advances to customers	1,359,169	809,628	635,308
Foreign exchange transactions	5,153	6,561	565
Total interest income	1,435,428	942,808	775,515
Interest expenses
Securities issued	(207,670)	(73,597)	(117,722)
Deposits from customers	(294,237)	(93,319)	(121,416)
Saving	(25,640)	(8,745)	(5,673)
Securities purchased with agreements to resell	(10,097)	(5,056)	(8,773)
Borrowing and onlending	(1,641)	(1,545)	(2,050)
Leases	(3,957)	(2,064)	(950)
Financial asset transf. and sale operations		(9)	(134)
Total interest expense	(543,242)	(184,335)	(256,717)
Net interest income	R$ 892,186	R$ 758,473	R$ 518,798